Reverse Recapitalization	9 Months Ended
Sep. 30, 2021
Reverse Recapitalization [Abstract]
Reverse Recapitalization
4.	Reverse Recapitalization
As described in Note 1, the Merger between Osprey and Legacy BlackSky closed on September 9, 2021. In connection with the Merger:

•
A number of parties agreed to purchase an aggregate of 18.0 million shares of Osprey class A common stock (the “PIPE Shares”), for a purchase price of $10.00 per share, and an aggregate purchase price of $180.0 million, pursuant to the subscription agreement dated February 17, 2021. While executed pre-Merger,
the sale of PIPE Shares was consummated substantially concurrently with the closing of the Merger and participants received shares of BlackSky class A common stock.

•
As part of a strategic partnership, Palantir Technologies Inc. (“Palantir”) agreed to purchase an aggregate of 0.8 million shares of Osprey class A common stock for a purchase price of $10.00 per share and an aggregate purchase price of $8.0 million pursuant to a subscription agreement entered into on August 31, 2021, which contained substantially similar terms as the PIPE subscription agreement described above. The Palantir subscription agreement closed on September 13, 2021, two business days subsequent to the closing of the Merger and Palantir received 0.8 million shares of BlackSky class A common stock.

•
79.0 million shares of Osprey class A common stock were issued for all of the issued and outstanding equity interests of Legacy BlackSky, inclusive of shares of Osprey’s class A common stock issued in exchange for Legacy BlackSky’s (1) issued and outstanding class A common stock, (2) issued and outstanding preferred stock, (3) shares of common stock issued upon the conversion of Legacy BlackSky’s convertible promissory notes (inclusive of interest accrued thereon), as if each had converted into Legacy BlackSky class A common stock immediately prior to the Merger, and (4) shares of preferred stock and common stock issued upon the manual or automatic exercise of certain warrants immediately prior to the Merger. Both outstanding preferred stock shares and preferred stock share activity related to all of Legacy BlackSky’s redeemable convertible preferred stock have been retrospectively adjusted for the exchange and included as equity in the Company’s unaudited condensed consolidated balance sheets and statements of changes in redeemable preferred stock and stockholders’ equity/(deficit) from the beginning of the earliest period presented in order to reflect the Company’s equity structure for all reporting periods.

•
Outstanding Legacy BlackSky RSUs, RSAs, options, and common stock warrants that were neither exercised nor forfeited immediately prior to the Merger were exchanged, based on the exchange ratio applicable to shares of Legacy BlackSky’s class A common stock, for RSUs, RSAs, options, and warrants, respectively, that vest into or become exercisable for the Company’s class A common stock.

Upon exchange, these awards remained subject to the same vesting and exercise terms and conditions as were applicable to the awards pre-Merger.

•
21.4 million shares of Osprey class A common stock were redeemed by Osprey pre-Merger
public shareholders. The price paid in excess of the
pro-rata
portion of additional
paid-in
capital was recorded in accumulated deficit in the unaudited condensed consolidated balance sheets and unaudited condensed consolidated statements of changes in redeemable preferred stock and stockholders’ equity/(deficit) as of and for the nine months ended September 30, 2021.

•
7.9 million shares of Osprey class B common stock that were outstanding immediately prior to the Merger were converted to 7.9 million shares of Osprey class A common stock, inclusive of 2.4 million shares that are subject to (1) up to a seven year lockup period, with release terms that are based upon the performance of the Company’s common stock or a change in control event and (2) potential forfeiture.

The following table reconciles the elements of the Merger to the unaudited condensed consolidated statements of cash flows and the unaudited condensed consolidated statement of changes in stockholder’s equity/(deficit) for the nine months ended September 30, 2021 (in thousands):

Cash—Osprey’s trust and cash (net of redemptions)	$103,049
Cash—PIPE financings (PIPE Shares and Palantir)	188,000

Gross Merger proceeds	$291,049
Less: fees paid to Osprey IPO underwriters	(11,173)
Less: other Osprey transaction costs	(15,831)
Less: BlackSky transaction costs	(18,823)

Proceeds from Reverse Recapitalization, net payment of BlackSky equity issuance costs	$245,222
Less: non-cash assets and warrant liabilities assumed from Osprey	(43,963)
Less: accrued BlackSky transaction costs	(385)

Net impact from Reverse Recapitalization to BlackSky’s equity	$200,874

The number of shares of Company class A common stock originally issued by Osprey prior to Merger and the recapitalization of the class A common stock following the Merger are as follows:

Number of Shares
(in thousands)
Osprey class A common stock, outstanding prior to Merger	31,625
Less: redemption of Osprey class A common stock	(21,375)

Total Osprey class A common stock pre-Merger	10,250
Osprey Founder class A common stock	5,534
Class A common stock issued in PIPE and Palantir financing	18,800

Total Merger, PIPE, and Palantir financing class A common stock	34,584